Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 420	$ 837
Vessels’ operating and voyage expenses	2,824	3,385
Commissions	315	195
Interest on derivatives and other finance expenses	1,600	145
General and administrative expenses	212	101
Total	$ 5,371	$ 4,663